Expense Example, No Redemption (Vanguard Convertible Securities Fund - Investor Shares, Vanguard Convertible Securities Fund, USD $)	12 Months Ended
Nov. 30, 2013
Vanguard Convertible Securities Fund - Investor Shares | Vanguard Convertible Securities Fund
Expense Example, No Redemption:
1 YEAR	$ 64
3 YEAR	202
5 YEAR	351
10 YEAR	$ 786